HOLDING COMPANY ONLY FINANCIAL STATEMENTS	12 Months Ended
Sep. 30, 2013
HOLDING COMPANY ONLY FINANCIAL STATEMENTS [Abstract]
HOLDING COMPANY ONLY FINANCIAL STATEMENTS

NOTE 20 - HOLDING COMPANY ONLY FINANCIAL STATEMENTS

The following balance sheets, statements of income and statements of cash flows for Poage Bankshares, Inc. should be read in conjunction with the financial statements and notes thereto.

BALANCE SHEETS

September 30, 2013 and 2012

(In thousands)

	September 30,
	2013	2012
ASSETS
Cash and cash equivalents	$9,327	$12,428
Investment in Bank	45,659	45,285
ESOP note receivable	2,579	2,678
Other assets	469	221

Total assets	58,034	60,612

LIABILITIES AND SHAREHOLDERS' EQUITY

Other liabilities	129	30

Total shareholders' equity	57,905	60,582

Total liabilities and shareholders' equity	$58,034	$60,612

STATEMENTS OF INCOME

For the Year Ended September 30, 2013 and 2012

(in thousands)

	Year Ended September 30, 2013	Year Ended September 30, 2012

Interest and dividend income	$85	$92
Total interest and dividend income	85	92
Noninterest expense	811	482
Loss before income taxes and equity in undistributed income of Bank	(726)	(390)
Income tax benefit	(247)	(133)
Net loss before equity in undistributed income of Bank	(479)	(257)
Equity in undistributed income of Bank	2,635	1,836

Net income	$2,156	$1,579

STATEMENTS OF CASH FLOWS

For the Year Ended September 30, 2013 and 2012

(in thousands)

	Year Ended September 30, 2013	Year Ended September 30, 2012

Cash flows from operating activities:
Net income	$2,156	$1,579
Adjustments to reconcile net income to net cash provided by (used for) operating activities:
Deferred income tax benefit	(225)	-
Equity in undistributed net income of Bank	(2,635)	(1,836)
Share based compensation expense	228	-
Increase in other assets	(67)	(221)
Increase (decrease) in other liabilities	99	(170)

Net cash used by operating activities	(444)	(648)

Cash flows from investing activities:
Payments received loan to ESOP	99	20

Net cash provided by investing activities	99	20

Cash flows from financing activities:
Stock repurchases	(2,258)	-
Dividends paid	(498)	(405)

Net cash used by financing activities	(2,756)	(405)

Net decrease in cash and cash equivalents	(3,101)	(1,033)
Cash and cash equivalents at beginning of period	12,428	13,461

Cash and cash equivalents at end of period	$9,327	$12,428